CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of joint venture, associate company and subsidiaries (Details) R$ in Thousands, $ in Millions			12 Months Ended
	Mar. 15, 2023	Jan. 10, 2023 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 06, 2024 BRL (R$) item	Sep. 17, 2024 BRL (R$)	Sep. 17, 2024 USD ($)
Gerdau Next
Business Combinations
Equity Interests (as a percent)	33.33%
NW Capital
Business Combinations
Equity Interests (as a percent)	66.67%
Gerdau Next and NW Capital
Business Combinations
Total consideration paid				R$ 388,000
Brasil ao Cubo S.A.
Business Combinations
Amount converted into equity interest from a convertible loan		R$ 141,000
Value of equity interest acquired		R$ 37,000
Percentage of equity interests acquired		44.66%
Equity Interests (as a percent)			44.66%	44.66%
Dales Recycling Partnership
Business Combinations
Inventories						R$ 2,524
Property, plant and equipment						212,945
Assets						215,469
Goodwill						116,396
Total assets						331,865
Acquisition price						331,900	$ 57.4
Dales Recycling Partnership | Book Value
Business Combinations
Inventories						2,524
Property, plant and equipment						200,268
Assets						202,792
Total assets						202,792
Dales Recycling Partnership | Acquisition Adjustment
Business Combinations
Property, plant and equipment						12,677
Assets						12,677
Goodwill						116,396
Total assets						R$ 129,073
SPE's in Barro Alto Solar Park
Business Combinations
Number of SPEs acquired | item					3
Acquisition price					R$ 600,000
Own capital					300,000
Investment through financing					R$ 300,000
Amount already invested			R$ 123,818